Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Related party revenues	¥ 1,673,982	$ 240,452	¥ 1,651,805	¥ 1,499,606
One-time commissions
Related Party Transaction [Line Items]
Related party revenues	240,808	34,590	294,984	561,060
One-time commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	240,808	34,590	294,984	558,543
One-time commissions | One-Time Commissions Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues				2,517
Recurring service fees
Related Party Transaction [Line Items]
Related party revenues	1,339,627	192,425	1,227,061	860,730
Recurring service fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	1,009,568	145,015	929,911	617,374
Recurring service fees | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues	688	99		1,079
Recurring service fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	15,759	2,264	33,009	42,128
Recurring service fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	313,612	45,047	252,782	200,149
Recurring service fees | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues			8,491
Recurring service fees | Recurring Services Fee Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues			2,868
Performance-based income
Related Party Transaction [Line Items]
Related party revenues	89,648	12,877	100,533	54,502
Performance-based income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	34,248	4,919	92,128	44,580
Performance-based income | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues	18,600	2,672
Performance-based income | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	36,800	5,286	8,405	9,922
Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	3,899	560	29,227	23,314
Other Service Fee | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues				1
Other Service Fee | Other Services Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	¥ 3,899	$ 560	¥ 29,227	¥ 23,313